Note 36	12 Months Ended
Dec. 31, 2024
Transactions on behalf of third parties [Abstract]
Transactions on behalf of third parties [Text Block]	Transactions on behalf of third parties
The details of the relevant transactions on behalf of third parties are as follows:

Transactions on behalf of third parties. Breakdown by concepts (Millions of Euros)
	2024	2023	2022
Financial instruments entrusted to BBVA by third parties	496,082	430,377	352,139
Conditional bills and other securities received for collection	13,460	12,125	11,738
Securities lending	5,700	6,397	3,223
Total	515,241	448,899	367,100